Note 9 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2018
which have been filed with the Securities and Exchange Commission on Form
20
-F on
March 28, 2019.

Issuance of warrants as part of the
2018
Common Stock Offering (the
“2018
Warrants”):
During the period ended
June 30, 2019,
all outstanding
2018
warrants, namely
1,947,000,
have been exercised for gross proceeds of
$1,459
and
97,350
common shares were issued pursuant to these exercises.

2014
Warrants:
During the period ended
June 30, 2019,
1,156,000
2014
Warrants, have been exercised for gross proceeds of
$2,881
and
294,132
common shares were issued pursuant to these exercises. As of
June 30, 2019
the Company had
333,500
2014
Warrants outstanding, which entitled their holders to purchase
125,896
of the Company's common shares at an exercise price of
$6.60.
On
May 6, 2019
the Company commenced a consent solicitation with respect to the
2014
Warrants. The
2014
Warrant holders that validly consented by
June 11, 2019,
extended the expiration of their
2014
Warrants to
July 31, 2019.
During
July 2019
112,000
2014
Warrants were exercised for gross proceeds of
$279
and
42,904
common shares were issued pursuant to these warrant exercises. As of the date of these condensed consolidated financial statements there are no
2014
Warrants outstanding, since all warrants
not
already exercised have expired.

Dividends:
No
dividends were paid to common stock holders in the period ended
June 30, 2018
and
2019.